MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES

Amounts in $ ‘000	2024	2023
Government treasury certificates	50,525	151,683
Money market funds	62,424	—
Total marketable securities	112,949	151,683

Government treasury certificates, denominated in euros, are readily convertible, carry an S&P AAA rating, and have a maturity of six months or less from the acquisition date. These certificates are classified as held-to-maturity and measured at amortized costs. We have considered the expected credit loss and recognized no impairment losses, due to the AAA credit ratings. Reference is made to Note 24. Financial risk management showing the difference between the carrying amount and the fair value. Since 2024, the Company has also invested in SEC Rule 2a-7 compliant institutional money market funds, which offer enhanced financial flexibility.
The carrying value of the marketable securities include accrued interest and dividends of $0.4 million in 2024 and $0.7 million in 2023.